EQUITY INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2013	2014
	RMB	RMB

Equity method investment	6,173	-
Cost method investment	18,721	18,721
	24,894	18,721